AFBA 5STAR FUND, INC.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund

                                 Advisory Series
                            Class A, B, and C Shares

    Supplement dated November 18, 2005 to the Prospectus dated July 31, 2005

     This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective December 1, 2005, the second paragraph under the heading "Redemption Fee" in the "How to Redeem Shares" section of the Prospectus on page 43 should be replaced with the following:


         The 2% redemption fee will not be charged on the following transactions:
         o Redemptions of shares resulting from the death or disability (as defined in the Internal Revenue Code) of the shareholder including a joint owner.
         o Redemptions of shares on an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Manager.
         o Redemption of shares acquired through dividend reinvestment.
         o Redemption of shares acquired through lump sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan), as described in the prospectus.
         o Redemption of shares acquired through distributions from an individual retirement account (IRA) or Custodial Account under
           Section 403(b)(7) of the tax code, following attainment of age 59 1/2, as described in the prospectus.
         o Redemption of shares under the Funds' systematic withdrawal plan, as well as shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs.


Effective December 1, 2005, the discussion in the Prospectus on page 38 with respect to whether a contingent deferred sales charge is imposed on Class A Shares is modified as follows:

Class A Shares will not be subject to a contingent deferred sales charge (CDSC or "back-end load") when they are redeemed, except that purchases of Class A Shares of $1,000,000 or more, in which the initial sales charge has been waived, may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              AFBA 5STAR FUND, INC.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund

                              Institutional Series
                                 Class I Shares

    Supplement dated November 18, 2005 to the Prospectus dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective December 1, 2005, the second paragraph under the heading "Redemption Fee" in the "How to Redeem Shares" section of the Prospectus on page 26 should be replaced with the following:


         The 2% redemption fee will not be charged on the following transactions:
         o Redemptions of shares resulting from the death or disability (as defined in the Internal Revenue Code) of the shareholder including a joint owner.
         o Redemptions of shares on an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Manager.
         o Redemption of shares acquired through dividend reinvestment.
         o Redemption of shares acquired through lump sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan), as described in the prospectus.
         o Redemption of shares acquired through distributions from an individual retirement account (IRA) or Custodial Account under
           Section 403(b)(7) of the tax code, following attainment of age 59 1/2, as described in the prospectus.
         o Redemption of shares under the Funds' systematic withdrawal plan, as well as shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              AFBA 5STAR FUND, INC.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund

                                Retirement Series
                                 Class R Shares

    Supplement dated November 18, 2005 to the Prospectus dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective December 1, 2005, the second paragraph under the heading "Redemption Fee" in the "How to Redeem Shares" section of the Prospectus on page 28 should be replaced with the following:


         The 2% redemption fee will not be charged on the following transactions:
         o Redemptions of shares resulting from the death or disability (as defined in the Internal Revenue Code) of the shareholder including a joint owner.
         o Redemptions of shares on an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Manager.
         o Redemption of shares acquired through dividend reinvestment.
         o Redemption of shares acquired through lump sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan), as described in the prospectus.
         o Redemption of shares acquired through distributions from an individual retirement account (IRA) or Custodial Account under
           Section 403(b)(7) of the tax code, following attainment of age 59 1/2, as described in the prospectus.
         o Redemption of shares under the Funds' systematic withdrawal plan, as well as shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE